Epsilon Sector-Balanced Fund
Summary Section
Investment Objective.
The investment objective of the Epsilon Sector-Balanced Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Sector-Balanced Fund. You may qualify for sales charge discounts on Class T shares if you invest, or agree to invest in the future, at least $250,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class T Shares” beginning on page 11 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Epsilon Sector-Balanced Fund	Class N	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	0.50%	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Epsilon Sector-Balanced Fund		Class N	Class I	Class T
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	0.25%
Other Expenses		0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.29%	1.04%	1.29%
Fee Waiver/Expense Reimbursement	[2]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.25%	1.00%	1.25%
[1]	This number represents an estimate for the Fund's current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Fund and would not be a direct expense incurred by the Fund or deducted from Fund assets.
[2]	Pursuant to an operating expense limitation agreement between Epsilon Asset Management, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.25%, 1.00% and 1.25%, of the Fund's average net assets, for Class N, Class I and Class T shares, respectively, through December 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Epsilon Sector-Balanced Fund - USD ($)	One Year	Three Years
Class N	128	406
Class I	103	328
Class T	375	646

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies.

Under normal market conditions, the Fund pursues its objective by investing primarily in equity securities of large capitalization companies based in the United States. The Adviser currently defines large capitalization companies as those with market capitalizations at the time of purchase of $10 billion or greater. As described below, the Fund seeks to invest in stocks approximate to the sector weightings across the S&P 500 Index. While the Fund utilizes publically available hedge fund holdings data in constructing the portfolio, the Fund itself is not a hedge fund and does not invest in hedge funds.

In selecting securities for the Fund, the Adviser utilizes a rules-based approach that seeks to harness the collective stock-picking talent of the universe of hedge fund managers through a behavioral analysis of each manager. Behavioral analysis entails analysis of underlying portfolio holdings, risk factors, concentration statistics, position sizing, and turnover characteristics of hedge fund managers within this universe, based upon assumptions made from analyzing each hedge fund manager’s Form 13F filings with the Securities and Exchange Commission (“SEC”). Form 13F filings are provided quarterly and typically are publically available 45 days following each calendar quarter end. Form 13F filings provide position-level disclosure of all institutional investment managers with more than $100 million in assets under management with relevant long U.S. holdings. The Fund’s Adviser is unaffiliated with any of the hedge fund managers within the universe that it analyzes.

Hedge fund managers are classified based upon their Form ADV filings with the SEC and at the discretion of the Adviser’s classification schema. While the Adviser uses ADV filings, such filings only include raw data which the Adviser uses for its own analysis. Each manager is analyzed for characteristics such as risk, attribution, strategy, and portfolio composition based on holdings information provided in Form 13F filings. Each of these characteristics are inputs used by the Adviser’s proprietary analytical model in selecting individual stocks for the Fund’s portfolio.

These analytical inputs serve as the basis for ranking securities. The Adviser will select securities based upon a proprietary algorithmic ranking of all securities across the large-cap domestic equity universe. This ranking looks at the aforementioned behavioral characteristics of hedge fund managers and assigns a score to each security held by each hedge fund manager. This process provides the Adviser with a methodology for ranking the universe of securities held by hedge fund managers, as ascertained through their 13F filings. Once the ranking is complete, portfolio construction rules, such as sector-weighting, market capitalization, concentration, and risk characteristics, are applied to the universe of ranked securities to create a portfolio meeting the Fund’s objectives. The Adviser expects to rebalance the Fund’s portfolio quarterly following the Form 13F filing timeline. The Adviser may also trade positions intra-quarter due to merger/acquisitions of underlying securities or in certain circumstance where the Adviser deems it prudent and consistent with the Fund’s objectives. The Fund is actively managed. The Adviser expects the Fund’s portfolio typically to have around 50 equity positions. The Fund, however, is non-diversified as the Fund seeks to approximate the sector weightings across the S&P 500 Index and generally limits its positions to five stocks per sector.

The Fund primarily invests in U.S. common stocks, but may also invest in American Depository Receipts (“ADRs”) or preferred stock. Common stocks, preferred stocks and ADRs are selected based upon the Fund’s stated objective to approximate the Global Industry Classification Standard (“GICS”) sector weightings of large-cap domestic equity securities represented in the Fund’s benchmark, the S&P 500 Index. GICS is an industry taxonomy developed by Standard & Poor’s together with Morgan Stanley Capital International. As of the date of this Prospectus, the standard has 11 sector groupings. Therefore, under normal circumstances, the Fund typically holds 5 securities, equal-weighted, in each of the 8 major GICS sectors (Consumer, Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials), while 10 securities are appropriated across the three minor GICS sectors (Real Estate, Telecommunications, Utilities).

The Fund may invest in master limited partnerships (“MLPs”), limited partnerships and limited liability companies. Additionally, the Fund may utilize derivatives, such as total-return swaps, as means of gaining exposure to these securities in a more tax efficient manner.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• American Depository Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

• Derivatives Risk. Derivative instruments (such as total-return swaps) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values or interest rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. In addition, derivative instruments are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

• Equity Risk. Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

• Common Stocks. Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

• Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

• Limited Operating History Risk. The Fund is new and has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio management team could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

• Market Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Master Limited Partnership (“MLP”) Risk. The Fund may invest directly in MLPs or gain exposure to MLPs through swaps, exposing the Fund to certain risks associated with investing in MLPs. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote. An investment in an MLP also exposes the Fund to certain tax risks associated with investing in partnerships. MLPs may have limited financial resources, and they may be subject to more erratic price movements because of the underlying assets they hold.

• Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

• Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

• Reliance on Form Filings and Public Data Risk. The public filings (including Form 13F filings) used in the construction of the Fund’s portfolio, which disclose holdings as of the end of each calendar quarter, are filed up to 45 days after the end of the calendar quarter, rendering certain information stale. Accordingly, a given investor may have already exited positions disclosed on a form by the time the filing is available to the Fund. Further, Form 13F filings may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported.

• Total-Return Swap Risk. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Performance.

Because the Fund is new, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-833-ESBFUND or on the Fund’s website www.epsilonmgmt.com.